Fair value of financial instruments - Carrying value and an estimated fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	$ 1,178,170	$ 1,745,652
Securities at amortized cost (1)	75,271	86,326
Loans, net (2)	5,823,333	5,702,258
Customers' liabilities under acceptances	115,682	9,696
Investment properties	3,494	0
Deposits	2,893,555	2,982,976
Securities sold under repurchase agreements	40,530	39,767
Borrowings and debt, net (3)	3,138,310	3,518,446	$ 2,211,567	$ 3,246,813
Customers' liabilities under acceptances	115,682	9,696
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	1,178,170	1,745,652
Securities at amortized cost (1)	75,271	86,326
Loans, net (2)	5,823,333	5,702,258
Customers' liabilities under acceptances	115,682	9,696
Investment properties	3,494
Deposits	2,888,336
Securities sold under repurchase agreements	40,530	39,767
Borrowings and debt, net (3)	3,118,396	3,518,446
Customers' liabilities under acceptances	115,682	9,696
At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	1,178,170	1,745,652
Securities at amortized cost (1)	75,724	85,036
Loans, net (2)	6,162,885	5,958,540
Customers' liabilities under acceptances	115,682	9,696
Investment properties	3,494
Deposits	2,888,336	2,970,822
Securities sold under repurchase agreements	40,530	39,767
Borrowings and debt, net (3)	3,126,333	3,558,763
Customers' liabilities under acceptances	115,682	9,696
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	0	0
Securities at amortized cost (1)	0	0
Loans, net (2)	0	0
Deposits	0	0
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances	0	0
Investment properties	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net (3)	0	0
Customers' liabilities under acceptances	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	1,178,170	1,745,652
Securities at amortized cost (1)	56,914	73,869
Loans, net (2)	6,101,040	5,884,527
Deposits	2,888,336	2,970,822
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances	115,682	9,696
Securities sold under repurchase agreements	40,530	39,767
Borrowings and debt, net (3)	3,126,333	3,558,763
Customers' liabilities under acceptances	115,682	9,696
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	0	0
Securities at amortized cost (1)	18,810	11,167
Loans, net (2)	61,845	74,013
Deposits	0	0
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances	0	0
Investment properties	3,494
Securities sold under repurchase agreements	0	0
Borrowings and debt, net (3)	0	0
Customers' liabilities under acceptances	$ 0	$ 0